FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Credit risk
Maximum exposure	$ 27	$ 47
Cash at bank
Credit risk
Maximum exposure	$ 302	$ 350